Unaudited interim condensed consolidated balance sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 7,518,702	$ 5,771,505
Time deposits	237,712,000	173,282,440
Trade and other receivables	18,666,099	13,403,555
Other current assets (Note 9)	1,239,819	1,107,956
Claims receivable	909,813	479,488
Inventories	10,422,022	4,720,873
Advances and prepayments	671,496	245,014
Total current assets	277,139,951	199,010,831
Non current assets
Operating lease right-of-use asset	263,445	0
Vessels, net (Note 4)	354,689,276	335,406,781
Investment in related party (Note 3)	12,983,917	12,990,167
Total non current assets	367,936,638	348,396,948
Total assets	645,076,589	547,407,779
Current liabilities
Trade accounts payable	13,859,897	5,959,924
Payable to related parties (Notes 3)	35,151,918	3,038,447
Accrued liabilities	$ 6,373,316	$ 4,195,986
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liability, current portion	$ 100,985	$ 0
Deferred income	2,653,956	3,399,325
Total current liabilities	58,140,072	16,593,682
Non current liabilities
Operating lease liability, non-current portion	162,460	0
Total non-current liabilities	162,460	0
Total liabilities	58,302,532	16,593,682
Commitments and contingencies (Note 11)
Stockholders' equity
Common stock, 2,000,000,000 shares authorized at December 31, 2025 and June 30, 2026, 48,900,620 shares issued and 44,648,737 outstanding at December 31, 2025 and 50,440,620 shares issued and 44,475,268 outstanding at June 30, 2026	504,406	489,006
Treasury stock 4,251,883 shares at December 31, 2025 and 5,965,352 shares at June 30, 2026	(19,020,716)	(8,390,225)
Additional paid-in capital	349,111,027	344,445,271
Retained earnings	256,171,221	194,261,926
Total stockholders' equity	586,774,057	530,814,097
Total liabilities and stockholders' equity	645,076,589	547,407,779
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 160	$ 160